CVC - DEBT - Issuance of Debt Securities (Details) - USD ($)	1 Months Ended
	Apr. 30, 2015	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Issuance of Debt Securities [Abstract]
Principal Amount		$ 5,733,013,000	$ 4,693,675,000
Restricted Group | Term B Loan Facility
Issuance of Debt Securities [Abstract]
Repayments of credit facility debt	$ 200,000,000
Senior Notes
Issuance of Debt Securities [Abstract]
Principal Amount		$ 16,239,245,000	$ 16,289,245,000
Cablevision Systems Corporation And Subsidiaries | Restricted Group | Term B Loan Facility
Issuance of Debt Securities [Abstract]
Principal Amount				$ 1,159,031,000
Cablevision Systems Corporation And Subsidiaries | Senior Notes | Senior 5.25% Notes due June 1, 2024
Issuance of Debt Securities [Abstract]
Principal Amount				$ 750,000,000
Stated interest rate				5.25%